SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Nov. 30, 2020
Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years
Platform Coding [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	3 years